Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and include the accounts of Global-E Online Ltd. and its wholly owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

Reclassifications	Reclassifications Certain prior period amounts have been reclassified in order to conform to the current period presentation.
Initial Public Offering
Initial Public Offering

On May 14, the Company has completed its initial public offering (“IPO”), pursuant to which the Company issued and sold 17,250,000 Ordinary Shares at an offering price of $25 per share, including 2,500,000 Ordinary Shares for exercising the underwriters’ option to purchase additional shares. The Company has received proceeds of $396.4 million net of deduction of underwriting discounts and commissions of $30.2 million, and other issuance costs of $4.7 million.

Upon consumption of the IPO, 19,298 Preferred A Shares, 20,364 Preferred A-1 Shares, 37,361 Preferred B-1 Shares, 17,792 Preferred B-2 Shares, 15,822 Preferred C Shares, 27,758 Preferred D-1 Shares and 23,706 Preferred E Shares were converted to Ordinary Shares in a 1:600 ratio.

A total of 464,400 warrants to purchase the Company's convertible Preferred Shares were converted to Ordinary Shares upon consummation of the IPO.

Use of Estimates
Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting periods and accompanying notes. Significant items subject to such estimates and assumptions include, but are not limited to, the allocation of transaction price among various performance obligations, the estimated customer life on deferred contract acquisition costs, the allowance for doubtful accounts, the fair value of financial assets and liabilities; including accounting and fair value of derivatives, the fair value of acquired intangible assets and goodwill, the useful lives of acquired intangible assets and property and equipment, share-based compensation including the determination of the fair value of the Company’s Ordinary Shares, and the valuation of deferred tax assets and uncertain tax positions. The Company bases these estimates on historical and anticipated results, trends and various other assumptions that it believes are reasonable under the circumstances, including assumptions as to future events. Actual results could differ from those estimates.

Foreign Currency
Foreign Currency

The functional currency of the Company is the U.S. dollar. Accordingly, foreign currency assets and liabilities are remeasured into U.S. dollars at the end-of-period exchange rates except for non-monetary assets and liabilities, which are measured at historical exchange rates. Revenue and expenses are remeasured each day at the exchange rate in effect on the day the transaction occurred.

Concentration of Risks
Concentration of Risks

Financial instruments that potentially subject the Company to a concentration of credit risk consist of cash and cash equivalents, restricted cash, short-term deposits, accounts receivable and marketable securities. The Company maintains its cash, cash equivalents, restricted cash, and short-term deposits with high-quality financial institutions mainly in the U.S., UK and Israel, the composition and maturities of which are regularly monitored by the Company.

In the years ended December 31, 2019, 2020 and 2021, the revenue generated by the Company’s largest customer was $16,219, $24,534 and $31,346, respectively. As of December 31, 2020 and 2021, the net amount due to the Company’s largest customer was $8,264 and $8,482, respectively.

Cash, Cash Equivalents, and Restricted Cash
Cash, Cash Equivalents, and Restricted Cash

Cash and cash equivalents consist of cash in banks. The Company considers all highly liquid investments, with an original maturity of three months or less at the date of purchase, to be cash equivalents. The Company maintains certain cash amounts restricted as to its withdrawal or use. The Company’s restricted cash primarily consists of security deposits collateralizing the Company’s operating leases.

The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the consolidated balance sheets that sum to the total of the same such amounts shown in the consolidated statements of cash flows:

	December 31,
	2019	2020	2021

Cash and cash equivalents	$5,034	$68,637	$448,623
Cash and cash equivalents included in funds receivable	$15,138	$16,193	$10,063
Restricted cash included in other assets	$197	$203	$213
Total cash, cash equivalents, and restricted cash	$20,369	$85,033	$458,899

Marketable Securities
Marketable Securities

The Company classifies its marketable securities as available-for-sale at the time of purchase and re-evaluates such classification at each balance sheet date. The Company may sell these securities at any time for use in current operations even if they have not yet reached maturity. As a result, the Company classifies its marketable securities, including those with maturities beyond 12 months, as current assets in the Consolidated Balance Sheets. The Company carries these securities at fair value and records unrealized gains and losses, net of taxes, in accumulated other comprehensive income, which is reflected as a component of shareholders’ equity (deficit). The Company periodically evaluates its marketable securities to assess whether those with unrealized loss positions are other-than-temporarily impaired. If the cost of an individual security exceeds its fair value, the Company evaluates, among other factors, general market conditions, the duration and extent to which the fair value is less than the cost basis, and the Company’s intent and ability to hold the security. If the Company believes that a decline in fair value is determined to be other-than-temporary, the Company writes down the security to fair value. Realized gains and losses and declines in fair value judged to be other than temporary on available-for-sale marketable securities are reported in interest income, net in the Consolidated Statements of Operations. For the year ended December 31, 2021 the Company has recognized other than temporary impairment in the amount of $140 in its Consolidated Statements of Operations as a result of the Company intention to sell specific Marketable securities.

Fair Value Measurements
Fair Value Measurements

Fair value is defined as the exchange price that would be received from the sale of an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company measures financial assets and liabilities at fair value at each reporting period using a fair value hierarchy which requires the Company to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Three levels of inputs may be used to measure fair value:

Level 1 – Quoted prices in active markets for identical assets or liabilities.

Level 2 – Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 – Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Financial instruments consist of cash and cash equivalents, restricted cash, short-term deposits, accounts receivables, accounts payables, accrued liabilities, warrants to convertible preferred shares and marketable securities. Short-term deposits, Cash and cash equivalents, accounts receivable, accounts payable, and accrued liabilities are stated at their carrying value, which approximates fair value due to the short time to the expected receipt or payment date. Warrants to preferred share and marketable securities are stated at fair value on a recurring basis. See note 12.

Other Comprehensive Income
Other Comprehensive Income (loss)

The Company accounts for comprehensive income (loss) in accordance with Accounting Standards Codification No. 220, "Comprehensive Income" ("ASC No. 220"). This statement establishes standards for the reporting and display of comprehensive income and its components in a full set of general-purpose financial statements. Comprehensive income generally represents all changes in shareholders' deficit during the period except those resulting from investments by, or distributions to shareholders.

The total accumulated other comprehensive income was comprised as follows:

	Year ended December 31,
	2020	2021
	Unrealized gain on marketable securities	Unrealized gain (loss) on marketable securities

Beginning balance	$-	$111
Net current period other comprehensive income (loss)	111	(410)
reclassification adjustments for losses included in net income	-	140
Total accumulated other comprehensive income (loss)	$111	$(159)

Accounts Receivable, Net
Accounts Receivable, Net

Accounts receivable are recorded at the invoiced amount and amounts for which revenue has been recognized but not invoiced, net of allowance for doubtful accounts. The allowance for doubtful accounts is based on the Company’s assessment of the collectability of accounts. The Company regularly reviews the adequacy of the allowance for doubtful accounts based on a combination of factors, including an assessment of the current customer’s aging balance, the nature and size of the customer, the financial condition of the customer, and the amount of any receivables in dispute. Accounts receivable deemed uncollectable are charged against the allowance for doubtful accounts when identified. The allowance of doubtful accounts was not material for the periods presented.

Property and Equipment, Net
Property and Equipment, Net

Property and equipment are stated at cost net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the respective assets. Expenditures for maintenance and repairs are expensed as incurred.

The estimated useful lives of the Company’s property and equipment are as follows:

Computer and software	3 years
Furniture and office equipment	3 – 7 years
Leasehold improvements	Shorter of remaining lease term or estimated useful life

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets

The Company evaluates the recoverability of long-lived assets, including property and equipment and intangible assets for possible impairment whenever events or circumstances indicate that the carrying amount of such assets may not be fully recoverable. Such events and changes may include significant changes in performance relative to expected operating results, significant changes in asset use, significant negative industry or economic trends, and changes in the Company’s business strategy. Recoverability of these assets is measured by a comparison of the carrying amounts to the future undiscounted cash flows the assets are expected to generate. If such review indicates that the carrying amount of long-lived assets is not recoverable, the carrying amount of such assets is reduced to fair value. There were no impairment charges to long-lived assets during the periods presented.

Capitalized Software Costs
Capitalized Software Costs

Costs related to software acquired, developed, or modified solely to meet the Company’s internal requirements, with no substantive plans to market such software at the time of development are capitalized. Costs incurred during the preliminary planning and evaluation stage of the project and during the post implementation operational stage are expensed as incurred. Costs incurred during the application development stage of the project are capitalized. Maintenance costs are expensed as incurred.

Revenue Recognition
Revenue Recognition

The Company’s revenues are comprised of:

1.
Service Fees –The Company provides merchants a cross-border e-commerce platform which enables to sell their products to consumers worldwide. Revenue is generated as a percentage of the value of transactions that flow through the Company’s platform.

2.	Fulfillment services – The Company offers shipping, handling, and other global delivery services in order to deliver merchants’ goods to consumers.

In accordance with ASC 606, revenue is recognized when a customer obtains control of promised goods or services are delivered. The amount of revenue recognized reflects the consideration that the Company expects to receive in exchange for these goods or services. To achieve the core principle of this standard, the Company applied the following five steps:

1.	Identification of the contract, or contracts, with the customer

The Company determines that it has a contract with a customer when each party’s rights regarding the products or services to be transferred can be identified, the payment terms for the services can be identified, the Company has determined the customer has the ability and intent to pay, and the contract has commercial substance. At contract inception, the Company evaluates whether two or more contracts should be combined and accounted for as a single contract and whether the combined or single contract includes more than one performance obligation.

2.	Identification of the performance obligations in the contract

Performance obligations promised in a contract are identified based on the products and services that will be transferred to the customer that are both capable of being distinct, whereby the customer can benefit from the products or services either on their own or together with other resources that are readily available from third parties or from the Company, and are distinct in the context of the contract, whereby the transfer of the products and services is separately identifiable from other promises in the contract. The Company identified two distinct performance obligations: service fees and fulfillment services. The Company Offers its platform service solution on a standalone basis (i.e., without the fulfillment services), fulfillment services are offered on an optional basis. Customers may choose to utilize or cease utilizing fulfillment services, either in whole or for select markets, at any time and from time to time.

3.	Determination of the transaction price

The transaction price is determined based on the consideration to which the Company expects to be entitled in exchange for transferring products or delivery of services to the customer. The Company applied the practical expedient in ASC 606 and did not evaluate payment terms of one year or less for the existence of a significant financing component. Revenue is recognized net of any taxes collected from customers which are subsequently remitted to governmental entities (e.g., sales tax and other indirect taxes).

4.	Allocation of the transaction price to the performance obligations in the contract

Contracts that contain multiple performance obligations require an allocation of the transaction price to each performance obligation based on each performance obligation’s relative standalone selling price ("SSP"). To determine SSP, the Company maximizes the use of observable standalone sales and observable data, where available. In instances where performance obligations do not have observable standalone sales, the Company uses the expected cost-plus margin approach to estimate the standalone selling price based on a defined matrix that takes into consideration, among others, the weight, volume and shipping lane of the package. The Company also utilizes available information that may include market conditions, pricing strategies, and other observable inputs. In some cases, the Company provides the platform service solution on a standalone basis. (i.e., without the fulfillment services) since fulfillment service is optional. As for the fulfillment services, the Company provides such services only alongside the platform service solution.

5.	Recognition of the revenue when, or as, a performance obligation is satisfied

Revenue is recognized at the time the related performance obligation is satisfied by transferring the promised product or delivery of service to the customer. Revenue is recognized in an amount that reflects the consideration that the Company expects to receive in exchange for those products or services.

For each performance obligation identified, the Company is required to determine whether control of the good or service transfers to the customer over time or at a point in time. The assessment of whether control transfers over time or at a point in time is critical to the timing of revenue recognition. The control over the promised services for each of the components is transferred as follow:

a.
Service Fees -the revenues are recognized once the transaction is considered completed, when the payment is processed by the Company, and the merchant goods arrive at the Company’s hub. The Company determined it acts as an agent since it does not have control over the goods provided to the shopper, based on the agreement with the merchant. The Company is not primarily responsible for the acceptability of the goods (for example – the quality of the goods provided to the consumer). Furthermore, the Company has no discretion in determining the prices paid by the consumer for the goods. The Company earns a fee based on a fixed percentage of the total amount of the goods. Therefore, revenues derived from the service fees are presented on a net basis.

b.
Fulfillment services - the service is recognized over the shipment time starting upon the dispatch to the carrier until it reaches the consumer. The Company determined it acts as a principal since it is the primary obligor to fulfill its promise to its customers, controls the services (i.e. the Company directs other parties to provide services on its behalf), has discretion in determining the carrier it uses to provide the service and bears the risk of loss if the actual cost of the fulfillment service will exceed the fee. Therefore, revenues derived from the fulfillment services are presented on a gross basis.

The Company elected to apply the optional exemption under ASC 606 not to disclose the remaining performance obligations that relate to contracts with an original expected duration of one year or less.

Disaggregation of Revenue

The following table summarizes revenue by category:

	Year Ended December 31,
	2019		2020		2021
		Percentage		Percentage		Percentage
	Amount	of Revenue	Amount	of Revenue	Amount	of Revenue
	(in thousands, except percentages)

Service fees	23,498	36%	49,927	37%	96,659	39%
Fulfillment services	42,354	64%	86,448	63%	148,615	61%
Total revenue	$65,852	100%	$136,375	100%	$245,274	100%

The Company's revenues from service fees provided on a standalone basis were $1,002, $2,627 and $8,366 for the years ended December 31, 2019, 2020 and 2021, respectively.

The following table summarizes revenue by merchant outbound region:

	Year Ended December 31,
	2019		2020		2021
		Percentage		Percentage		Percentage
	Amount	of Revenue	Amount	of Revenue	Amount	of Revenue
	(in thousands, except percentages)

United Kingdom	51,799	79%	80,122	59%	113,835	47%
United States	9,529	14%	34,140	25%	71,095	29%
European Union	4,344	7%	21,269	15%	58,177	23%
Israel	180	* )	844	1%	1,052	* )
Other	-	-	-	-	1,115	* )
Total revenue	$65,852	100%	$136,375	100%	$245,274	100%

*) Less than 1%

Cost to Obtain a Contract
Cost to Obtain a Contract

The Company capitalizes sales commissions paid to sales personnel that are incremental to the acquisition of customer contracts. These costs are recorded as deferred contract acquisition costs on the consolidated balance sheets. The Company determines whether costs should be deferred based on its sales compensation plans and if the commissions are incremental and would not have occurred absent the customer contract.

Sales commissions paid upon the initial acquisition of a customer contract for sales personnel and affiliates are amortized mainly over an estimated period of benefit of five years. The Company determines the period of benefit for sales commissions paid for the acquisition of the initial customer contract by taking into consideration the estimated technological life of the Company’s solution.

Amortization of sales commissions are consistent with each performance obligation and are included in sales and marketing expense in the consolidated statements of operations. The Company has applied the practical expedient in ASC 606 to expense costs as incurred for costs to obtain a contract with a customer when the amortization period would have been one year or less.

The Company periodically reviews these deferred contract acquisition costs to determine whether events or changes in circumstances have occurred that could impact the period of benefit. There were no impairment losses recorded during the periods presented.

The following table represents a rollforward of deferred contract acquisition costs:

	Year Ended December 31,
	2019	2020	2021
	(in thousands)

Beginning balance	$318	$563	$987
Additions to deferred contract acquisition costs	343	618	1,188
Amortization of deferred contract acquisition costs	(98)	(194)	(374)
Ending balance	$563	$987	$1,801

Deferred contract acquisition costs (to be recognized in next 12 months included in other current assets)	$143	$264	$487
Deferred contract acquisition costs, noncurrent	420	723	1,314
Total deferred contract acquisition costs	$563	$987	$1,801

Cost of Revenue
Cost of Revenue

Cost of revenue primarily consists of expenses related to fulfillment of its services, which mainly include shipping costs, acquiring costs, payroll and allocated overhead. Overhead is allocated to cost of revenue based on applicable headcount.

Research and Development
Research and Development

Research and development costs include personnel-related expenses associated with the Company’s development personnel responsible for the design, development and testing of its products, cost of development environments and tools, and allocated overhead. Overhead is allocated to research and development based on applicable headcount. Research and development costs are expensed as incurred.

Sales, Marketing, General and Administrative Costs
Sales and Marketing Costs

Sales and Marketing costs include mainly personnel-related expenses, sales commissions, direct marketing, events, public relations, commercial agreement amortization (See note 5) and allocated overhead. Overhead is allocated to sales and marketing based on applicable headcount.

General and Administrative

General and administrative expenses primarily consist of personnel-related expenses, including share-based compensation expenses, associated primarily with the Company’s finance, legal, human resources and other operational and administrative functions, professional fees for external legal, accounting and other consulting services, and allocated overhead.

Share-Based Compensation
Share-Based Compensation

The Company account for share-based compensation in accordance with ASC No. 718, “Compensation - Stock Compensation” (“ASC No. 718”). Share-based compensation expense related to share awards is recognized based on the fair value of the awards granted. The fair value of restricted stock units (“RSU”) is based on the closing market value of the underlying shares at the date of grant. The fair value of each option award is estimated on the grant date using the Black-Scholes option pricing model. The Black-Scholes option pricing model requires the input of highly subjective assumptions, including the fair value of the underlying Ordinary Shares, the expected term of the option, the expected volatility of the price of the Company’s Ordinary Shares, risk-free interest rates, and the expected dividend yield of Ordinary Shares. The assumptions used to determine the fair value of the option awards represent management’s best estimates. These estimates involve inherent uncertainties and the application of management’s judgment. The related share-based compensation expense is recognized on a straight-line basis over the requisite service period of the awards, including awards with graded vesting and no additional conditions for vesting other than service conditions. Forfeitures are accounted for as they occur.

Income Taxes
Income Taxes

The Company is subject to income taxes in Israel, the U.S., U.K and other foreign jurisdictions. These foreign jurisdictions may have different statutory rates than in Israel. Income taxes are accounted in accordance with ASC 740, Income Taxes (“ASC 740”). Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax basis as well as operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The financial effect of changes in tax laws or rates is accounted for in the period of enactment. Valuation allowances are provided when necessary to reduce deferred tax assets to the amount expected to be realized.

The Company recognizes income tax benefits from uncertain tax positions only if it believes that it is more likely than not that the tax position will be sustained upon examination by the taxing authorities based on the technical merits of the position. The tax benefits recognized in the financial statements from such uncertain tax positions are then measured based on the largest benefit that is more likely than not to be realized upon the ultimate settlement. Although the Company believes that it has adequately reserved for its uncertain tax positions (including net interest and penalties), it can provide no assurance that the final tax outcome of these matters will not be materially different. The Company makes adjustments to these reserves when facts and circumstances change, such as the closing of a tax audit or the refinement of an estimate. To the extent that the final tax outcome of these matters is different from the amounts recorded, such differences will affect the provision for income taxes in the period in which such determination is made.

Net Earnings (Loss) Per Share Attributable to Ordinary Shareholders
Net Earnings (Loss) Per Share Attributable to Ordinary Shareholders

The Company computes net earnings (loss) per share using the two-class method required for participating securities. The two-class method requires income available to ordinary shareholders for the period to be allocated between Ordinary Shares and participating securities based upon their respective rights to receive dividends as if all income for the period had been distributed. The Company considers its convertible preferred shares to be participating securities as the holders of the convertible preferred shares would be entitled to dividends that would be distributed to the holders of Ordinary Shares, on a pro-rata basis assuming conversion of all convertible preferred shares into Ordinary Shares. These participating securities do not contractually require the holders of such shares to participate in the Company’s losses. During the periods when the Company is in a net loss position, the net loss attributable to common shareholders was not allocated to the convertible Preferred Shares under the two-class method as these securities do not have a contractual obligation to share in our losses. The Company’s basic net earnings (loss) per share is calculated by dividing net earnings (loss) attributable to ordinary shareholders by the weighted-average number of shares of Ordinary Shares outstanding for the period, without consideration of potentially dilutive securities.

The diluted net earnings per share is calculated by giving effect to all potentially dilutive securities outstanding for the period using the treasury share method or the if-converted method based on the nature of such securities. During the periods when there is a net loss attributable to common shareholders, potentially dilutive common share equivalents have been excluded from the calculation of diluted net loss per share attributable to common shareholders as their effect is anti-dilutive.

Segment Information
Segment Information

The Company operates in one operating and reportable segment. Operating segments are defined as components of an enterprise about which separate financial information is evaluated regularly by the chief operating decision maker, who is the Company’s chief executive officer (“CEO”), in deciding how to allocate resources and assessing performance. The Company’s chief operating decision maker allocates resources and assesses performance based upon discrete financial information at the consolidated level.

Revenue by geographical region can be found in the revenue recognition disclosures in Note 2 above. The following table presents the Company’s property and equipment, net of depreciation and amortization as well as the Company’s operating lease ROU assets by geographic region:

	December 31,
	2019	2020	2021
	(in thousands)

Israel	$1,444	$1,685	$18,383
United Kingdom	212	3,093	2,642
United States	208	74	2,326
Rest of world	31	25	26

Total property and equipment, net	$1,895	$4,877	$23,376

Legal Proceedings
Legal Proceedings

In the ordinary course of business, the Company may be subject from time to time to various proceedings, lawsuits, disputes, or claims. The Company investigates these claims as they arise. Although claims are inherently unpredictable, the Company is currently not aware of any matters that, if determined adversely to the Company, would individually or taken together, have a material adverse effect on its business, financial position, results of operations, or cash flows.

Israeli Severance Pay
Israeli Severance Pay

Pursuant to Israel’s Severance Pay Law, Israeli employees are entitled to severance pay equal to one month’s salary for each year of employment, or a portion thereof. The Company has elected to include its employees in Israel under Section 14 of the Severance Pay Law, under which these employees are entitled only to monthly deposits made in their name with insurance companies, at a rate of 8.33% of their monthly salary. These payments release the Company from any future obligation under the Israeli Severance Pay Law to make severance payments in respect of those employees; therefore, any liability for severance pay due to these employees, and the deposits under Section 14 are not recorded as an asset in the consolidated balance sheets. During the years ended December 31, 2020 and 2021, the Company recorded $838 and $1,428, respectively, in severance expenses related to these employees.

Warrants to preferred shares
Warrants to preferred shares

Prior to the IPO, the Company issued warrants to purchase the Company's convertible preferred shares which were classified as a liability on the balance sheet and measured at fair value. The Company measured the warrants at fair value by applying the Option Pricing Method ("OPM") in each reporting period until they were converted. Changes in the fair value being recognized in the Company's statement of operations as financial income or expense, as appropriate.

	Year Ended December 31,
	2019	2020	2021
	(in thousands)

Beginning of the year	$210	$215	$5,738
Change in fair value	5	5,523	5,872
Conversion to shares	-	-	(11,610)
End of year	$215	5,738	$-

Funds receivable and payable to customers
Funds receivable and payable to customers

Funds receivable represent cash received or settled from end-customers via third-party payment service providers, which flows through a Company bank account for payment to the Company’s customers. This cash and related receivables represent the total amount due to the Company’s customers and as such, a liability for the same amount is recorded to funds payable to customers.

Recently Adopted Accounting Pronouncements
Recently Adopted Accounting Pronouncements

As an “emerging growth company,” the Jumpstart Our Business Startups Act (“JOBS Act”) allows the Company to delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are made applicable to private companies. The Company has elected to use this extended transition period under the JOBS Act. The adoption dates discussed below reflect this election.

In January 2017, the FASB issued ASU 2017-04, Simplifying the Test for Goodwill Impairment (Topic 350). This standard eliminates Step 2 from the goodwill impairment test, instead requiring an entity to recognize a goodwill impairment charge for the amount by which the goodwill carrying amount exceeds the reporting unit's fair value. This guidance is effective for interim and annual goodwill impairment tests in fiscal years beginning after December 15, 2019 with early adoption permitted. This guidance must be applied on a prospective basis. The new guidance was adopted by the Company on January 1, 2020 with no impact on its consolidated financial statements and related disclosures.

In August 2018, the FASB issued ASU No. 2018-15, Intangibles-Goodwill and Other-Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract, which aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software. The new standard requires capitalized costs to be amortized on a straight-line basis generally over the term of the arrangement, and the financial statement presentation for these capitalized costs would be the same as that of the fees related to the hosting arrangements. The guidance will be effective for the Company beginning January 1, 2021, and interim periods in fiscal years beginning January 1, 2022. Early adoption is permitted. The new guidance was adopted by the Company on January 1, 2021 with no impact on its consolidated financial statements and related disclosures.

Recently issued accounting standards, not yet adopted by the Company
Recently issued accounting standards, not yet adopted by the Company

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which replaces the existing incurred loss impairment model with an expected credit loss model and requires a financial asset measured at amortized cost to be presented at the net amount expected to be collected. The guidance will be effective for the Company beginning January 1, 2023, and interim periods therein. Early adoption is permitted. The Company is currently evaluating the effect that ASU 2016-13 will have on its consolidated financial statements and related disclosures.

In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes, which simplifies the accounting for income taxes by removing a variety of exceptions within the framework of ASC 740. These exceptions include the exception to the incremental approach for intraperiod tax allocation in the event of a loss from continuing operations and income or a gain from other items (such as other comprehensive income), and the exception to using general methodology for the interim period tax accounting for year-to-date losses that exceed anticipated losses. The guidance will be effective for the Company beginning January 1, 2022, and interim periods in fiscal years beginning January 1, 2023. Early adoption is permitted. The Company is currently evaluating the effect that ASU 2019-12 will have on its consolidated financial statements and related disclosures.

In October 2021, the FASB issued ASU No. 2021-08, "Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers". The standard requires an acquirer in a business combination to recognize and measure contract assets and contract liabilities acquired in a business combination in accordance with ASC 606, Revenue from Contracts with Customers, as if it had originated the contracts. The standard is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023. Early adoption is permitted. The Company is currently evaluating the impact of the new guidance on its consolidated financial statements.

In November 2021, the FASB issued ASU No. 2021-10, “Government Assistance (Topic 832): Disclosure by Business Entities about Government Assistance.” The new standard improves the transparency of government assistance received by most business entities by requiring the disclosure of: (1) the types of government assistance received; (2) the accounting for such assistance; and (3) the effect of the assistance on a business entity's financial statements. This guidance is effective for financial statements issued for annual periods beginning after December 15, 2021. Early adoption is permitted. The Company does not expect the adoption of the standard will have a material impact on its consolidated financial statements.